Cover	Mar. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2022
Entity File Number	000-53450
Entity Registrant Name	REMSLEEP HOLDINGS, INC.
Entity Central Index Key	0001412126
Entity Tax Identification Number	47-5386867
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	637 N. Orange Ave
Entity Address, Address Line Two	Suite 609
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	912
Local Phone Number	590-2001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false